Selected Balance Sheet Data - Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued interest expense and other		$ 2,985	$ 784
Equipment notes payable, non-current	$ 497	593	942
Operating lease liabilities, non-current	18,345	3,511	5,174
Finance lease liabilities, non-current	464	1,472	4,100
Total other non-current liabilities	$ 23,772	$ 8,561	$ 11,000